Expenses by nature	12 Months Ended
Dec. 31, 2025
Disclosure Of Expenses By Nature [Abstract]
Expenses by nature

43. Expenses by nature

The following tables show the expenses by nature for the years ended December 31, 2025, 2024 and 2023 as required by IAS 1.104.

	2025	2024	2023
Changes in inventories	13,281	(728)	8,033
Purchases of raw materials	83,750	92,851	92,457
Purchases of finished products	16,294	21,393	20,459
Services costs	67,553	69,296	75,457
Employee benefits expenses	116,824	116,517	119,249
Depreciation and amortisation, net of government grants	19,587	19,733	20,724
Other	18,802	10,256	8,364
Total cost of sales, selling and administrative expenses	336,091	329,318	344,743

The following tables show in which caption is included the depreciation and amortisation, net of government grants.

	2025	2024	2023
Included in cost of sales
Depreciation of property, plant and equipment	6,309	6,272	6,535
Depreciation of right-of-use assets	310	253	2,102
Amortisation of intangible assets	1	1	2
Government grants	(1,342)	(1,388)	(1,503)
Total (a)	5,278	5,138	7,136
Included in selling expenses
Depreciation of property, plant and equipment	2,177	2,329	2,450
Depreciation of right-of-use assets	9,352	10,121	9,919
Amortisation of intangible assets	—	—	—
Total (b)	11,529	12,450	12,369
Included in administrative expenses
Depreciation of property, plant and equipment	398	373	325
Depreciation of right-of-use assets	297	271	—
Amortisation of intangible assets	2,151	1,568	1,039
Government grants	(66)	(67)	(145)
Total (c)	2,780	2,145	1,219
Total depreciation and amortisation (a+b+c)	19,587	19,733	20,724

The following tables show in which caption is included the employee benefits expenses.

	2025	2024	2023
Included in cost of sales
Salaries and wages	50,594	47,739	49,968
Social security contributions	15,271	16,113	14,825
Employees’ leaving entitlement	3,405	3,353	4,611
Other costs	1,779	2,622	3,458
Total (a)	71,049	69,827	72,862
Included in selling expenses
Salaries and wages	19,474	20,558	20,641
Social security contributions	3,680	3,756	3,716
Employees’ leaving entitlement	473	494	604
Other costs	960	1,219	1,010
Total (b)	24,587	26,027	25,971
Included in administrative expenses
Salaries and wages	15,327	14,871	15,376
Social security contributions	3,689	3,404	3,007
Employees’ leaving entitlement	707	637	643
Other costs	1,465	1,751	1,390
Total (c)	21,188	20,663	20,416
Total employee benefits expenses (a+b+c)	116,824	116,517	119,249